Bank Debt (Tables)	9 Months Ended
Sep. 30, 2013
Bank Debt
Bank Debt Borrowings Schedule

Bank debt is comprised of the following secured borrowings:
			December 31,	September 30,
Borrower	Commencement	Maturity	2012	2013
Maxeikosi	August 2012	August 2014	$17,875	$16,668
Maxpente	July 2010	January 2015	33,900	30,838
Maxdodeka	December 2012	February 2016	23,150	23,150
Marathassa	February 2005	February 2017	13,305	10,207
Marindou	December 2012	January 2018	28,400	28,400
Marinouki	March 2006	March 2018	25,174	20,963
Avstes	December 2012	April 2018	22,700	22,700
Eniaprohi	December 2012	November 2018	24,000	24,000
Petra	January 2007	January 2019	22,220	22,220
Eniadefhi	December 2012	February 2019	33,750	33,750
Pemer	March 2007	March 2019	22,218	22,218
Eptaprohi	April 2012	April 2019	42,800	0
Pelea	December 2012	June 2019	32,298	32,298
Maxeikosiena	October 2012	October 2019	18,000	0
Soffive	November 2007	November 2019	33,000	27,840
Kerasies	December 2007	December 2019	30,932	24,744
Maxdekatria	March 2012	March 2020	20,800	20,400
Maxdeka	August 2011	December 2022	34,087	32,383
Staloudi	July 2008	July 2023	27,520	27,520
Shikoku	October 2011	August 2023	41,067	37,333
Maxeikositessera	September 2012	February 2024	33,971	31,017
Maxenteka	April 2012	April 2024	34,500	31,500
Total			$615,667	$520,149

Current portion			$19,199	$34,848
Long-term portion			$596,468	$485,301

Bank Debt Maturities Schedule

To September 30,
2014		$34,848
2015		61,579
2016		58,572
2017		45,317
2018		85,328
2019	and thereafter	234,505
Total		$520,149